AMALGAMATION (Details Narrative)			9 Months Ended
	Aug. 03, 2022 CAD ($) shares	Apr. 26, 2022	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)	Jun. 28, 2023 CAD ($)	Dec. 31, 2022 shares	Aug. 03, 2022 $ / shares	Aug. 03, 2022 CAD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Share consolidation description			5-for-1
Common share issued			135,730,527			116,521,343
Outstanding shares	31,748,399
Option outstanding			14,240,321			10,407,044			2,995,794
Fair value of options, warrants and preferred shares | $								$ 9,665,577
Transaction costs | $					$ 695,798			$ 2,327,125
Profit (loss) | $			$ (9,169,245)	$ (33,535,943)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Conversion of stock, shares issued								118,186
Conversion of stock, shares to be issued								13,131
Profit (loss) | $
Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Common share issued								82,157,536
Outstanding shares	77,948,368
Ownership percentage of post RTO	72.10%
Options to purchase shares	8,375,000
Unvested options								2,383,333
Fair value of stock option | $								$ 5,138,022
Par value per share | $ / shares							$ 2.00
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Ownership percentage of post RTO	27.90%
Option outstanding								2,995,794
Warrants outstanding								2,228,340
Reverse takeover transaction [member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	8,827,250
Profit (loss) | $	$ 29,174,415
North American Nickel Inc [member] | Amalgamation Agreement [member]
IfrsStatementLineItems [Line Items]
Exchange ratio for RTO		1.054						1.054
Share consolidation description	5-to-1	5-to-1